Average Annual Total Returns - THE GABELLI DIVIDEND GROWTH FUND	Apr. 30, 2021
StandardPoorsSPFiveHundredIndex [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class I Shares
Average Annual Return:
1 Year	6.17%
5 Years	9.00%
10 Years	8.62%
Class A Shares
Average Annual Return:
1 Year	(0.94%)
5 Years	6.76%
10 Years	7.36%
Class AAA Shares
Average Annual Return:
1 Year	5.09%
5 Years	8.02%
10 Years	7.99%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	4.38%
5 Years	6.09%
10 Years	6.62%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.52%
5 Years	6.06%
10 Years	6.30%
Class C Shares
Average Annual Return:
1 Year	3.36%
5 Years	7.22%
10 Years	7.19%